Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0001671584
Registrant Name	Aptevo Therapeutics Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES